ADVERTISING COSTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
ADVERTISING COSTS
Advertising costs	¥ 83,153	¥ 30,670	¥ 16,230